Segmental information - additional information (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Consolidated revenue by destination	Consolidated sales revenue by destination(a)

Six months ended 30 June	2026%	2025%	2026 US$m	2025 US$m
Greater China	57.9	55.2	17,969	14,832
US	17.1	17.9	5,303	4,801
Japan	4.9	6.0	1,531	1,612
Asia (excluding Greater China, Japan and South Korea)	3.4	3.3	1,050	877
Europe (excluding UK and Netherlands)	3.4	3.2	1,040	877
Canada	3.3	3.0	1,030	813
Netherlands	3.3	2.3	1,024	612
South Korea	2.9	3.5	901	943
Australia	1.6	1.7	496	449
UK	0.2	0.2	60	44
Other countries	2.0	3.7	624	1,013
Consolidated sales revenue	100.0	100.0	31,028	26,873
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product’s destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
Consolidated sales revenue by product	Consolidated sales revenue by product

Six months ended 30 June	Revenue from contracts with customers 2026 US$m	Other revenue 2026 US$m	Consolidated sales revenue(a) 2026 US$m	Revenue from contracts with customers 2025 US$m	Other revenue 2025 US$m	Consolidated sales revenue(a) 2025 US$m
Iron ore	13,900	(96)	13,804	13,408	(224)	13,184
Aluminium, alumina and bauxite	8,799	113	8,912	7,365	46	7,411
Copper	3,950	102	4,052	2,952	139	3,091
Industrial minerals (comprising titanium dioxide slag, zircon, borates and salt)	1,066	5	1,071	1,204	(4)	1,200
Gold	1,561	(15)	1,546	681	12	693
Lithium	568	—	568	308	—	308
Other products and freight services(b)	1,081	(6)	1,075	988	(2)	986
Consolidated sales revenue	30,925	103	31,028	26,906	(33)	26,873
(a)Consolidated sales revenue includes both revenue from contracts with customers, accounted for under IFRS 15
“Revenue from Contracts with Customers”, and subsequent movements in provisionally priced receivables, accounted for under IFRS 9, and included in “Other revenue” above.
(b)“Other products and freight services” includes metallic co-products, diamonds, molybdenum, silver and other commodities.